EDWARD JONES MONEY MARKET FUND

(THE “FUND”)

Supplement dated April 28, 2021

to the Prospectus dated June 29, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is hereby supplemented and revised to reflect the changes described below, which became effective as of April 1, 2021:

In the “Fees and Expenses of the Fund” section, the following replaces the last three sentences in the footnote to the “Annual Fund Operating Expenses” table:

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates have agreed to voluntarily reimburse expenses (except fees paid to the Sub-adviser and Sub-Administrator, as defined below) or waive all or a portion of its fees for the Fund to attempt to maintain a positive yield for the Fund (the “Adviser Voluntary Reduction”). Further, Federated Investment Management Company (the “Sub-adviser”) and Federated Administrative Services (the “Sub-Administrator”) have agreed to voluntarily waive, to the extent necessary after implementation of the Adviser Voluntary Reduction, up to three basis points of their fees for the Fund to attempt to maintain a positive yield (the “Federated Voluntary Reduction,” and together with the Adviser Voluntary Reduction, the “Voluntary Reductions”). The Voluntary Reductions are not subject to recoupment and can be discontinued at any time without advance notice. There is no guarantee that the Voluntary Reductions will continue or that the Fund will be able to maintain a positive yield.

In the “Management of the Fund” section, the following replaces the penultimate paragraph under “Investment Adviser”:

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates have agreed to voluntarily reimburse expenses (except fees paid to the Sub-adviser and Sub-Administrator) or waive all or a portion of its fees for the Fund to attempt to maintain a positive yield for the Fund. The Adviser Voluntary Reduction is not subject to recoupment and can be discontinued at any time without advance notice. There is no guarantee that the Adviser Voluntary Reduction will continue or that the Fund will be able to maintain a positive yield.

In the “Management of the Fund” section, the following is added as the third paragraph under “Sub-adviser”:

The Sub-adviser and Sub-Administrator have agreed to voluntarily waive, to the extent necessary after implementation of the Adviser Voluntary Reduction, up to three basis points of their fees for the Fund to attempt to maintain a positive yield for the Fund. The Federated Voluntary Reduction is not subject to recoupment and can be discontinued any time without advance notice. There is no guarantee that the Federated Voluntary Reduction will continue or that the Fund will be able to maintain a positive yield.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EDWARD JONES MONEY MARKET FUND

(THE “FUND”)

Supplement dated April 28, 2021

to the Statement of Additional Information dated June 29, 2020, as supplemented

(the “SAI”)

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

The SAI is hereby supplemented and revised to reflect the changes described below, which became effective as of April 1, 2021:

In the “INVESTMENT ADVISER” section, the following replaces the last paragraph under “Advisory Agreement with the Fund”:

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates have agreed to voluntarily reimburse expenses (except fees paid to the Sub-adviser and Sub-Administrator) or waive all or a portion of its fees for the Fund to attempt to maintain a positive yield for the Fund (the “Adviser Voluntary Reduction”). The Adviser Voluntary Reduction is not subject to recoupment and can be discontinued at any time. There is no guarantee that the Adviser Voluntary Reduction will continue or that the Fund will be able to maintain a positive yield.

In the “SUB-ADVISER” section, the following is added as the last paragraph under “Sub-Advisory Agreement” prior to disclosure regarding the “Sub-Sub-Advisory Agreement with Federated Hermes (UK) LLP”:

The Sub-adviser and Sub-Administrator have agreed to voluntarily waive, to the extent necessary after implementation of the Adviser Voluntary Reduction, up to three basis points of their fees for the Fund to attempt to maintain a positive yield for the Fund. The Federated Voluntary Reduction is not subject to recoupment and can be discontinued at any time without advance notice. There is no guarantee that the Federated Voluntary Reduction will continue or that the Fund will be able to maintain a positive yield.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE